RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payments for Fees		$ 32,333	$ 12,000
Wife Stockholder [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Payments for Fees			$ 10,500
Two Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 42,000
Deferred Compensation Arrangement with Individual, Distributions Paid	$ 10,500			$ 3,000